Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-3

2.49% Exchange Note

Class A-1 0.78000% Asset Backed Notes

Class A-2A 1.35% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.61% Asset Backed Notes

Class A-4 1.78% Asset Backed Notes

Class B 1.97% Asset Backed Notes

Class C 2.38% Asset Backed Notes

Class D 2.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/17
End of Period:	11/30/17
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	12/18/17
Distribution Date:	12/20/17
Transaction Month:	15

2016-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	44,161	08/01/2016	09/22/2016	$1,084,350,400

Total	44,161			$1,084,350,400

RECONCILIATION OF 2016-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$830,897,270

{2} Reduction in Agg. Securitization Value due to payments				{2}	8,897,035
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,261,454
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	18,264,616
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	28,423,105

{7} End of period Aggregate Securitization Value					{7}	$802,474,165

{8} Pool Factor					{8}	74.005060%

RECONCILIATION OF 2016-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,056,000,000

{10} Beginning of period Exchange Note Balance					{10}	$802,546,870

{11} Exchange Note Principal Payment Amount					{11}	28,423,105

{12} End of period Exchange Note Balance					{12}	$774,123,765

{13} Note Pool Factor					{13}	73.307175%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{15} Beginning of period Note Balance	{15}	$0	$184,692,337	$43,287,265	$287,000,000	$89,300,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	23,026,313	5,396,792	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$161,666,024	$37,890,473	$287,000,000	$89,300,000

{21} Note Pool Factor	{21}	0.000000%	50.520633%	50.520631%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,740,000	$38,490,000	$29,820,000		$1,000,350,000

{23} Beginning of period Note Balance	{23}	$41,740,000	$38,490,000	$29,820,000		$714,329,602

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		28,423,105
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,740,000	$38,490,000	$29,820,000		$685,906,497

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		68.566651%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$830,897,270

{31} Ending Designated Pool Balance	{31}	802,474,165
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	802,474,165

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$28,423,105

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$802,546,870	$0	2.49%	30	30/360	$1,665,285

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$13,174,752
{37} Net Liquidation Proceeds collected during period	{37}	20,991,735
{38} Investment Earnings	{38}	26,593
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(26,593)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	34,166,487

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	692,414
{43} To the 2016-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,665,285
{44} To the 2016-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	28,423,105
{45} To the 2016-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	3,385,683

{47} Total Distributions:	{47}	$34,166,487

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$830,897,270
{49} Ending Agg. Securitization Value	{49}	802,474,165
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	28,423,105

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	28,423,105

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$28,423,105

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.78000%	30	Actual/360	$0
{56}	Class A-2A	$184,692,337	0	1.35%	30	30/360	207,779
{57}	Class A-2B	$43,287,265	0	1.64267%	30	Actual/360	59,256
{58}	Class A-3	$287,000,000	0	1.61%	30	30/360	385,059
{59}	Class A-4	$89,300,000	0	1.78%	30	30/360	132,462
{60}	Class B	$41,740,000	0	1.97%	30	30/360	68,524
{61}	Class C	$38,490,000	0	2.38%	30	30/360	76,339
{62}	Class D	$29,820,000	0	2.48%	30	30/360	61,628

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT
Available Funds:
{63} 2016-3 Exchange Note Collections	{63}	$30,088,390
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	26,593
{66} Investment Earnings - and amounts released from Reserve Account	{66}	4,273
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	30,119,256

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	207,779
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	59,256
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	385,059
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	132,462
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	68,524
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	76,339
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	61,628
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	28,423,105
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	704,479

{95} Total Distributions:	{95}	$30,119,256

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$604,279,602	$802,474,165	$0	$		29,334,075	$0
{97}	Class B	646,019,602	802,474,165	0		29,265,551		0
{98}	Class C	684,509,602	802,474,165	0		29,189,212		0
{99}	Class D	714,329,602	802,474,165	0		29,127,584		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds							{100}	$704,479

	{101} Beginning Note Balance					{101}	714,329,602
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	28,423,105
	{103} Pro-Forma Note Balance						{103}	685,906,497

	{104} Ending Aggregate Securitization Value					{104}	802,474,165
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,567,668)					{105}	116,567,668
	{106} Required Pro Forma Note Balance {104} - {105}						{106}	685,906,497

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}							{107}	0

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{108}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value							{109}	$802,474,165
	{110} End of Period Note Balance							{110}	774,123,765
	{111} Overcollateralization							{111}	28,350,400
	{112} Overcollateralization %								{112}	3.53%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value							{113}	802,474,165
	{114} End of Period Note Balance							{114}	685,906,497
	{115} Overcollateralization							{115}	116,567,668
	{116} Overcollateralization %								{116}	14.53%

	RECONCILIATION OF 2016-3 CASH RESERVE ACCOUNT
	{117} Specified Reserve Balance								{117}	$5,421,752

	{118} Beginning of Period Reserve Account balance								{118}	$5,421,752
	{119} Investment Earnings							{119}	4,273
	{120} From the Indenture Collection Account, the Reserve Account Required Amount							{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{121}	0
	{122} Total Reserve balance available:								{122}	5,426,025

	{123} Specified Reserve Balance								{123}	5,421,752

	{124} Release Excess Cash to Indenture Collection Available Funds								{124}	4,273

	{125} End of period Reserve Account balance								{125}	$5,421,752

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage

	{126} Receivables with Scheduled Payment delinquent 61 days or more							{126}	$2,230,371	0.28%

	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )							{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE
	{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{128}	Yes
	{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	December 15, 2017

GM Financial

GMALT 2016-3

Supplemental Monthly Data

November 30, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$830,897,270	$688,261,080
Change	(28,423,105)	(18,415,716)

End of Period	$802,474,165	$669,845,364
Residual Value as % of Agg. Securitization Value		83.47%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	37,495	793,572,924	98.89%
31 - 60 days	319	6,670,870	0.83%
61 - 90 days	97	2,031,571	0.25%
91 - 120 days	10	198,800	0.02%

Total	37,921	802,474,165	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	145	3,706,247	1,631	46,194,282
Standard terminations	13	215,570	167	3,009,273

Total retained by lessee	158	3,921,817	1,798	49,203,555
Returned Vehicles
Early terminations	715	12,660,373	2,862	47,660,026
Standard terminations	105	1,682,426	591	9,700,815

Total returned to dealer	820	14,342,799	3,453	57,360,841
Charged off leases / Repossessed vehicles	66	1,261,454	988	21,307,629
Repurchases	0	0	1	15,164
Other	0	0	0	0

Total terminations	1,044	19,526,070	6,240	127,887,189

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,261,454	21,307,629
less: Sales proceeds	1,047,133	17,658,867
less: Excess wear and excess mileage received	0	0
less: Other amounts received	149,217	1,155,568

Net Credit (Gain) Loss	65,104	2,493,194

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	14,215,335	56,728,731
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	14,789,640	60,660,193
less: Excess wear and excess mileage received	7,702	39,139
less: Other recovery amounts	125,753	598,763

Residual (Gain) Loss	(707,760)	(4,569,364)

	Current Period	Prev. Month
Prepay Speed	1.2869%	1.1141%

Return Rate based on Scheduled to Terminate(2)	384.9765%	244.6970%

Return Rate based on Terminated Leases(3)	78.5441%	71.6186%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.